Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II
Goldman Sachs Strategic Multi-Asset Class Funds
Goldman Sachs Multi‑Manager Non‑Core Fixed Income Fund
(the “Fund”)
Supplement dated February 21, 2025 to the
Prospectus dated February 28, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs Trust II recently approved changes to the Fund’s non‑fundamental policy to invest at least 80% of its net assets in fixed income securities (“80% Policy”). The Fund’s 80% Policy will be revised to reflect that the Fund will invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to fixed income securities. The change in the Fund’s 80% Policy will be effective on April 30, 2025 (the “Effective Date”).
These changes will not materially impact (i) the way in which the Fund is managed, (ii) the portfolio holdings of the Fund, or (iii) the Fund’s investment objective to seek a total return consisting of income and capital appreciation.
Accordingly, on the Effective Date, the Fund’s Prospectus is revised as follows:
The following replaces in its entirety the first paragraph under the “Goldman Sachs Multi-Manager Non‑Core Fixed Income Fund—Summary—Principal Strategy” section in the Fund’s Prospectus:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities and derivatives that have similar economic characteristics to such securities. Fixed income securities include bonds, debentures and other types of fixed income securities and may have fixed or floating rates. Exchange-traded funds (“ETFs”) that provide exposure to such investments are treated as such investments for purposes of this policy.

Goldman Sachs Multi-Manager Non-Core Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GOLDMAN SACHS TRUST II
Goldman Sachs Strategic Multi-Asset Class Funds
Goldman Sachs Multi‑Manager Non‑Core Fixed Income Fund
(the “Fund”)
Supplement dated February 21, 2025 to the
Prospectus dated February 28, 2024, as supplemented to date
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Upon the recommendation of Goldman Sachs Asset Management, L.P., the Board of Trustees of Goldman Sachs Trust II recently approved changes to the Fund’s non‑fundamental policy to invest at least 80% of its net assets in fixed income securities (“80% Policy”). The Fund’s 80% Policy will be revised to reflect that the Fund will invest at least 80% of its net assets in fixed income securities and derivatives that have similar economic characteristics to fixed income securities. The change in the Fund’s 80% Policy will be effective on April 30, 2025 (the “Effective Date”).
These changes will not materially impact (i) the way in which the Fund is managed, (ii) the portfolio holdings of the Fund, or (iii) the Fund’s investment objective to seek a total return consisting of income and capital appreciation.
Accordingly, on the Effective Date, the Fund’s Prospectus is revised as follows:
The following replaces in its entirety the first paragraph under the “Goldman Sachs Multi-Manager Non‑Core Fixed Income Fund—Summary—Principal Strategy” section in the Fund’s Prospectus:
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in fixed income securities and derivatives that have similar economic characteristics to such securities. Fixed income securities include bonds, debentures and other types of fixed income securities and may have fixed or floating rates. Exchange-traded funds (“ETFs”) that provide exposure to such investments are treated as such investments for purposes of this policy.